Income Tax Expense	12 Months Ended
Dec. 31, 2018
Income Tax Expense - Schedule Of Deferred Income Tax Assets Liabilities
Income Tax Expense

12.	INCOME TAX EXPENSE

Year ended December 31
	2018	2017
Current tax (recovery) expense

Current year (recovery) expense	$–	$–
Current income tax (recovery) expense	$–	$–

Deferred income tax (recovery) expense

Current year (recovery) expense	$–	$–
Deferred income tax (recovery) expense	$–	$–

	Year ended December 31
Reconciliation of effective tax rate	2018	2017

Net loss	$(15,957)	$(64,865)
Total income tax (recovery) expense	–	–
Loss excluding income tax	(15,957)	(64,865)
Income tax recovery using the Company’s domestic tax rate	(4,308)	(16,865)
Non-deductible expenses and other	(2,175)	(1,914)
Change in tax rates	–	(2,950)
Deferred income tax assets not recognized	6,483	21,729
	$–	$–

The Company’s domestic tax rate for the year was 27% (2017 – 26%).

	December 31	December 31
Deferred income tax assets (liabilities)	2018	2017
Tax losses	$2,140	$2,617
Net deferred income tax assets	2,140	2,617
Resource property/investment in Pebble Partnership	(2,140)	(2,472)
Equipment	–	(145)
Net deferred income tax liability	$–	$–

The Group had the following temporary differences at December 31, 2018 in respect of which no deferred tax asset has been recognized:

		Resource
Expiry	Tax losses	pools	Other
Within one year	$–	$–	$–
One to five years	–	–	3,827
After five years	151,357	–	–
No expiry date	–	101,253	231
Total	$151,357	$101,253	$4,058

The Group has taxable temporary differences in relation to investments in foreign subsidiaries or branches of $7.5 million (2017 – $8.7 million) which has not been recognized because the Group controls the reversal of liabilities and it is expected it will not reverse in the foreseeable future.